Consolidated Balance Sheet - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
ASSETS
Cash and due from banks	$ 5,931	$ 6,445
Interest-bearing deposits with banks	159,962	164,149
Cash and interest bearing deposits with banks	165,893	170,594
Trading loans, securities, and other (Note 5)	147,590	148,318
Non-trading financial assets at fair value through profit or loss (Note 5)	9,390	8,548
Derivatives (Note 5,11)	54,427	54,242
Financial assets designated at fair value through profit or loss (Note 5,7)	4,564	4,739
Financial assets at fair value through other comprehensive income (Note 5)	79,066	103,285
Total Trading and Non Trading Financial Assets	295,037	319,132
Debt securities at amortized cost, net of allowance for credit losses (Notes 5, 7)	268,939	227,679
Securities purchased under reverse repurchase agreements	167,284	169,162
Loans (Notes 5, 8)
Residential mortgages	268,340	252,219
Consumer instalment and other personal	189,864	185,460
Credit card	30,738	32,334
Business and government	240,070	255,799
Total loans	729,012	725,812
Allowance for loan losses (Note 8)	(6,390)	(8,289)
Loans, net of allowance for loan losses	722,622	717,523
Other
Customers' liability under acceptances	18,448	14,941
Goodwill (Note 14)	16,232	17,148
Other intangibles (Note 14)	2,123	2,125
Land, buildings, equipment, and other depreciable assets (Note 15)	9,181	10,136
Deferred tax assets (Note 25)	2,265	2,444
Amounts receivable from brokers, dealers, and clients	32,357	33,951
Other assets (Note 16)	17,179	18,856
Total other miscellaneous assets	108,897	111,775
Total assets	1,728,672	1,715,865
LIABILITIES
Trading deposits (Notes 5, 17)	22,891	19,177
Derivatives (Note 5, 11)	57,122	53,203
Securitization liabilities at fair value (Note 5, 9)	13,505	13,718
Financial liabilities designated at fair value through profit or loss (Notes 5, 17)	113,988	59,665
Total financial liabilities other than non-trading deposits and other	207,506	145,763
Deposits (Notes 5, 17)
Personal	633,498	625,200
Banks	20,917	28,969
Business and government	470,710	481,164
Total deposits, other than trading	1,125,125	1,135,333
Other
Acceptances	18,448	14,941
Obligations related to securities sold short (Note 5)	42,384	34,999
Obligations related to securities sold under repurchase agreements	144,097	188,876
Securitization liabilities at amortized cost (Note 5, 9)	15,262	15,768
Amounts payable to brokers, dealers, and clients	28,993	35,143
Insurance-related liabilities (Note 22)	7,676	7,590
Other liabilities (Note 18)	28,133	30,476
Total other miscellaneous liabilities	284,993	327,793
Subordinated notes and debentures (Note 5, 19)	11,230	11,477
Total liabilities	1,628,854	1,620,366
EQUITY
Contributed surplus	173	121
Retained earnings	63,944	53,845
Accumulated other comprehensive income (loss)	7,097	13,437
Total equity	99,818	95,499
Total liabilities and equity	1,728,672	1,715,865
Common shares [member]
EQUITY
Issued capital (Note 21)	23,066	22,487
Treasury shares (Note 21)	(152)	(37)
Preferred shares and other equity instruments [member]
EQUITY
Issued capital (Note 21)	5,700	5,650
Preference shares [member]
EQUITY
Treasury shares (Note 21)	(10)	(4)
Schwab [member]
Other
Investment in Schwab (Note 12)	$ 11,112	$ 12,174